Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

(6) Leases

The Company is party to various operating leases for production facilities, vehicles and sites upon which advertising structures are built. The leases expire at various dates, and have varying options to renew and to cancel and may contain escalation provisions. The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2011:

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461

Rental expense related to the Company’s operating leases was $205,378, $203,044 and $213,549 for the years ended December 31, 2011, 2010 and 2009, respectively.